Compensation Options (Details Narrative)	12 Months Ended
Jan. 31, 2024 $ / shares
Statement [Line Items]
Expected life	3 years
Minimum [Member]
Statement [Line Items]
Risk free interest rate	0.50%
Volatility rate	114.00%
Market price per share	$ 0.295
Exercise price	$ 0.40
Maximum [Member]
Statement [Line Items]
Risk free interest rate	0.61%
Volatility rate	119.00%
Market price per share	$ 0.40
Exercise price	$ 0.50